Condensed Consolidating Balance Sheets (Parenthetical) (Detail) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Common Stock, par value	$ 0.001	$ 0.001
Authorized capital stock, common stock	100,000,000	100,000,000
Common Stock, shares issued	53,578,394	53,213,264
Common stock, shares outstanding	53,578,394	53,213,264
8.875% Senior Notes
Condensed Financial Statements, Captions [Line Items]
Interest rate	8.875%	8.875%
Due date	2020	2020